Net Sales Adjusted Earning Before Interest, Taxes, Depreciation and Amortization and Other Measures for Reportable Segments and Total Continuing Operations (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended				9 Months Ended				12 Months Ended
	Oct. 28, 2012		Oct. 30, 2011		Oct. 28, 2012		Oct. 30, 2011		Jan. 29, 2012		Jan. 30, 2011		Jan. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 2,146		$ 1,893		$ 6,041		$ 5,376		$ 7,028		$ 6,449		$ 6,313
Adjusted EBITDA	204		155		529		406		508		411		343
Depreciation & Software Amortization	24	[1]	21	[1]	71	[1]	64	[1]	85	[2]	99	[2]	121	[2]
Other Intangible Amortization	61		61		181		183		244		244		243
Total Assets	7,678				7,678				6,738	[3]	7,089	[3]	7,845	[3]
Capital Expenditures									109		45		55
Facilities Maintenance
Segment Reporting Information [Line Items]
Net sales	587		497		1,655		1,441		1,870		1,682		1,609
Adjusted EBITDA	112		87		306		254		318		282		279
Depreciation & Software Amortization	9	[1]	8	[1]	28	[1]	22	[1]	30	[2]	28	[2]	24	[2]
Other Intangible Amortization	21		18		59		56		75		75		73
Total Assets									2,264	[3]	2,265	[3]	2,341	[3]
Capital Expenditures									32		20		28
Water Works
Segment Reporting Information [Line Items]
Net sales	553		490		1,541		1,373		1,772		1,659		1,652
Adjusted EBITDA	42		37		109		91		112		94		99
Depreciation & Software Amortization	3	[1]	1	[1]	7	[1]	3	[1]	5	[2]	5	[2]	5	[2]
Other Intangible Amortization	24		24		72		71		95		94		95
Total Assets									1,562	[3]	1,582	[3]	1,695	[3]
Capital Expenditures									5		2		2
Power Solutions
Segment Reporting Information [Line Items]
Net sales	468		429		1,323		1,239		1,625		1,462		1,410
Adjusted EBITDA	21		17		55		43		50		49		40
Depreciation & Software Amortization	2	[1]	1	[1]	5	[1]	3	[1]	5	[2]	5	[2]	5	[2]
Other Intangible Amortization	5		5		14		15		20		19		19
Total Assets									775	[3]	740	[3]	711	[3]
Capital Expenditures									5		2		3
White Cap
Segment Reporting Information [Line Items]
Net sales	318		277		891		748		981		852		872
Adjusted EBITDA	22		13		48		17		17		(10)		(31)
Depreciation & Software Amortization	3	[1]	2	[1]	9	[1]	10	[1]	14	[2]	20	[2]	25	[2]
Other Intangible Amortization	5		5		15		15		19		19		20
Total Assets									481	[3]	439	[3]	487	[3]
Capital Expenditures									16		3		4
Other, Corporate, & Eliminations
Segment Reporting Information [Line Items]
Net sales	220		200		631		575		780		794		770
Adjusted EBITDA	7		1		11		1		11		(4)		(44)
Depreciation & Software Amortization	7	[1]	9	[1]	22	[1]	26	[1]	31	[2]	41	[2]	62	[2]
Other Intangible Amortization	6		9		21		26		35		37		36
Total Assets									1,656	[3]	2,063	[3]	2,611	[3]
Capital Expenditures									$ 51		$ 18		$ 18

[1]	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).
[2]	Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.
[3]	Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.